Tortoise Essential Assets Income Term Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2020
	Principal Amount/Shares
		Fair Value
Common Stock - 40.5%(1)
Natural Gas/Natural Gas Liquids Pipelines - 6.0%(1)
Italy - 1.7%(1)
Snam SpA(4)	693,360	$3,549,625
United States - 4.3%(1)
Cheniere Energy Inc.(2)(3)	39,892	2,076,379
ONEOK, Inc.(2)	45,028	1,237,369
The Williams Companies, Inc. (2)	267,907	5,561,749
		12,425,122
Natural Gas Gathering/Processing - 7.2%(1)
United States - 7.2%(1)
Equitrans Midstream Corp. (2)	719,182	7,393,189
Hess Midstream LP	200,134	3,538,369
Targa Resources Corp. (2)	235,999	4,014,343
		14,945,901

Power - 20.0%(1)
Australia - 2.7%(1)
APA Group(4)	203,451	1,565,077
Spark Infrastructure Group(4)	2,368,315	3,895,255
Canada - 1.3%(1)
Algonquin Power & Utilities Corp(4)	201,460	2,792,500
Italy - 2.8%(1)
Enel SpA(4)	631,186	5,716,211
Portugal - 3.1%(1)
EDP - Energias de Portugal SA(4)	1,246,191	6,308,436
Spain - 4.1%(1)
Endesa SA(4)	177,950	4,933,028
Iberdrola SA(4)	287,193	3,615,702
United States - 3.0%(1)
Covanta Holding Corp (4)	272,775	2,574,996
Edison International	27,737	1,455,638
FirstEnergy Corp(4)	72,968	2,086,155
United Kingdom - 3.0%(1)
National Grid PLC(4)	330,254	3,722,465
SSE PLC	149,189	2,510,814
		41,176,277

Diversified Infrastructure - 0.8%(1)
Spain - 0.8%(1)
Ferrovial SA(4)	61,350	1,638,479

Renewables - 4.6%(1)
Canada - 4.6%(1)
Brookfield Renewable Corp.(4)	20,023	1,017,767
Innergex Renewable Energy Inc(4)	254,620	4,396,092
TransAlta Renewables Inc(4)	335,743	4,102,996
		9,516,855
Water Infrastructure - 1.7%(1)
United Kingdom - 1.7%(1)
Pennon Group PLC(4)	252,172	3,391,148

Water Utilities - 0.2%(1)
United States - 0.2%(1)
Essential Utilities, Inc.(4)	11,571	491,768

Total Common Stock (Cost $79,009,430)		83,585,550

Master Limited Partnerships - 11.8%(1)
Natural Gas/Natural Gas Liquids Pipelines - 3.5%(1)
United States - 3.5%(1)
Enterprise Products Partners L.P.(4)	412,670	7,246,481

Natural Gas Gathering/Processing - 1.7%(1)
United States - 1.7%(1)
Western Midstream Partners, LP(4)	395,574	3,587,856

Refined Product Pipelines - 2.3%(1)
United States - 2.3%(1)
MPLX LP	262,648	4,798,579

Renewables - 1.8%(1)
Canada - 1.8%(1)
Brookfield Renewable Partners LP(4)	80,092	3,631,419

Other - 2.5%(1)
United States - 2.5%(1)
Enviva Partners LP(4)	123,077	5,079,388

Total Master Limited Partnerships (Cost $21,781,048)		24,343,723

Corporate Bonds - 14.1%(1)
Education - 0.5%(1)
United States - 0.5%(1)
Pioneer Technology & Arts Academy Project - Series B, 10.000%, 10/01/2026	410,000	391,792
Village Charter School Inc., 10.000%, 12/15/2021	800,000	600,000
		991,792
Healthcare - 2.7%(1)
United States - 2.7%(1)
Grace Commons Property, 15.000%, 10/31/2023(5)	1,825,000	1,825,000
Grace Commons Property, 8.000%, 10/31/2021(5)	3,650,000	3,650,000
		5,475,000
Natural Gas Gathering/Processing - 3.8%(1)
United States - 3.8%(1)
Antero Midstream Partners LP, 5.750%, 01/15/2028(4)(5)	3,750,000	3,346,875
Blue Racer Midstream, LLC, 6.625%, 07/15/2026(4)(5)	3,000,000	2,640,000
EQM Midstream Partners LP, 4.75%, 07/15/2023(4)	1,750,000	1,795,500
		7,782,375
Oil and Gas Production - 1.1%(1)
United States - 1.1%(1)
Ascent Resources Utica Holdings, LLC, 7.000%, 11/01/2026	3,500,000	2,423,750

Project Finance - 5.2%(1)
United States - 5.2%(1)
C2NC Holdings	10,715,000	10,828,825

Senior Living - 0.8%(1)
United States - 0.8%(1)
Realco Perry Hall MD LLC/OPCO Sub 144A NT 10% 10/01/2024(5)	2,280,000	1,550,389

Total Corporate Bonds (Cost $30,956,461)		29,052,131

Preferred Bonds - 4.5%(1)
Natural Gas Gathering/Processing - 2.4%(1)
United States - 2.4%(1)
DCP Midstream LP, 7.375% 06/15/2067(4)	5,000,000	3,675,000
EnLink Midstream Partners LP, 6.000%, 12/15/2067	3,000,000	1,200,000
		4,875,000
Natural Gas/Natural Gas Liquids Pipelines - 2.1%(1)
United States - 2.1%(1)
Energy Transfer Operating LP, 6.250%, 02/15/2068	6,000,000	4,372,200

Total Preferred Bonds (Cost $13,324,805)		9,247,200

Preferred Stock - 7.7%(1)
Natural Gas Gathering/Processing - 1.9%(1)
United States - 1.9%(1)
Targa Resources Corp., 9.500%(5)(6)	4,000	3,879,200

Natural Gas/Natural Gas Liquids Pipelines - 3.9%(1)
United States - 3.9%(1)
Crestwood Equity Partners LP, 9.25%(4)	512,909	3,215,939
Altus Midstream Company, 7.000%(5)(6)	4,294	4,895,830
		8,111,769
Renewables - 0.7%(1)
United States - 0.7%(1)
NextEra Energy Partners LP(4)	25,380	1,390,824

Water Utilities - 1.2%(1)
United States - 1.2%(1)
Essential Utilities, Inc.(4)	43,148	2,425,349

Total Preferred Stock (Cost $115,498,186)		15,807,142

Private Investments - 21.1%(1)
Natural Gas/Natural Gas Liquids Pipelines - 0.9%(1)
Mexico - 0.9%(1)
Mexico Pacific Limited LLC (MPL) Series A(5)(6)	88,889	1,983,904

Renewables - 20.2%(1)
United States - 20.2%(1)
Renewable Holdco, LLC(5)(6)(7)	N/A	11,996,581
Renewable Holdco I, LLC(5)(6)(7)	N/A	24,738,352
Renewable Holdco II, LLC(5)(6)(7)	N/A	4,880,855
		41,615,788

Total Private Investments (Cost $50,057,453)		43,599,692

Municipal Bonds - 6.5%(1)
California - 0.1%(1)
California ST Enterprise Dev A Rev Bonds, 10.000%, 06/15/2030	380,000	354,236

Florida - 0.5%(1)
Florida Development Finance Corp, 10.000%, 07/01/2025	445,000	433,644
Florida Development Finance Corp, 10.000%, 02/15/2028	595,000	584,171
		1,017,815
Pennsylvania - 1.5%(1)
Philadelphia Authority for Industrial Development, 10.000%, 06/15/2030	3,135,000	3,101,487

Wisconsin - 4.4%(1)
Public Finance Authority, 9.000%, 06/01/2029	8,925,000	8,855,385
Public Finance Authority Educational Facility Revenue, 12.000%, 06/01/2029	185,000	177,607
		9,032,992

Total Municipal Bonds (Cost $13,640,424)		13,506,530

Construction Note - 1.7%(1)
Renewables - 1.7%(1)
Bermuda - 1.7%(1)
Saturn Solar Bermuda 1 Ltd., 6.000%, 09/30/2020 (Cost $3,778,904)(5)(6)	3,510,000	3,522,285

Convertible Bond - 1.9%(1)
Solar - 1.9%(1)
Grand Cayman - 1.9%(1)
Sunnova Energy Intl Inc., 9.75%, 04/30/2025(5)(6) (Cost $2,180,930)	2,197,000	3,953,040

Term Loan - 2.4%(1)
Other - 2.4%(1)
United States - 2.4%(1)
New Fortress Energy, 7.8534%, 01/10/2023 (Cost $4,898,493)	5,000,000	4,900,000

Short-Term Investment - 1.4%(1)
United States Investment Company - 1.4%(1)
First American Government Obligations Fund, 0.07%(8) (Cost $2,875,475)	2,875,475	2,875,475

Total Investments - 113.6%(1) (Cost $238,001,609)		234,392,768
Total Value of Options Written (Premiums received $330,248)(9) - (0.1)%(1)		(165,163)
Other Assets and Liabilities - 1.3%(1)		2,549,221
Credit Facility Borrowings - (14.8)%(1)		(30,500,000)
Total Net Assets Applicable to Common Stockholders - 100.0%(1)		$206,276,826

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	All or a portion of the security represents cover for outstanding call option contracts written.
(3)	Non-income producing security.
(4)	All or a portion of the security is segregated as collateral for the margin borrowing facility. See Note 11 to the financial statements for further disclosure.
(5)	Restricted securities have a total fair value of $72,862,311 which represents 35.3% of net assets. See Note 6 to the financial statements for further disclosure.
(6)
Securities have been valued by using significant unobservable inputs in accordance with fair value procedures and are categorized as level 3 investments, as more fully described in Note 2 to the financial statements.

(7)	Deemed to be an affiliate of the fund. See Affiliated Company Transactions Note 7 and Basis For Consolidation Note 13 to the financial statements for further disclosure.
(8)	Rate indicated is the current yield as of August 31, 2020.
(9)	See Schedule of Options Written and Note 12 to the financial statements for further disclosure.

Various inputs are used in determining the fair value of the Funds’ investments and financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable assets and liabilities by level within the fair value hierarchy as of August 31, 2020.  These assets and liabilities are measured on a recurring basis.
TEAF:
Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stock(a)	$83,585,550	$-	$-	$83,585,550
Master Limited Partnerships(a)	24,343,723	-	-	24,343,723
Corporate Bonds(a)	-	29,052,131	-	29,052,131
Preferred Bonds(a)	-	9,247,200	-	9,247,200
Preferred Stock(a)	7,032,112	-	8,775,030	15,807,142
Private Investments(a)	-	-	43,599,692	43,599,692
Municipal Bonds(a)	-	13,506,530	-	13,506,530
Construction Note(a)	-	-	3,522,285	3,522,285
Convertible Bond(a)	-	-	3,953,040	3,953,040
Term Loans(a)	-	4,900,000	-	4,900,000
Short-Term Investment(b)	2,875,475	-	-	2,875,475
Total Assets	$117,836,860	$56,705,861	$59,850,047	$234,392,768
Liabilities
Written Call Options	$89,047	$76,116	$-	$165,163
(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances.

The following tables present each Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended August 31, 2020:

Preferred Stock	TEAF
Balance – beginning of period	$8,564,680
Purchases	146,434
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	63,916
Balance – end of period	$8,775,030

Private Investments	TEAF
Balance – beginning of period	$40,885,774
Purchases	779,081
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	(6,065,163)
Balance – end of period	$43,599,692

Construction Note	TEAF
Balance – beginning of period	$3,516,669
Purchases	8,234
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	(2,618)
Balance – end of period	$3,522,285

Convertible Bond	TEAF
Balance – beginning of period	$-
Purchases	11,848,550
Return of capital	-
Sales	(11,734,635)
Total realized gain/loss	2,067,015
Change in unrealized gain/loss	1,772,110
Balance – end of period	$3,953,040
TEAF
Change in unrealized gain/loss on investments still held at August 31, 2020	$(4,231,755)